Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
The Magna Group of Companies Retirement Savings Plans
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions

The Magna Group of Companies Retirement Savings Plans

Schedule H, Line 4a - Schedule of Delinquent Participant Contributions

(in thousands)

EIN: 98-0095901	Plan Number: 002

Year ended December 31, 2025
Total That Constitutes
	Nonexempt Prohibited Transactions			Total Fully
Corrected
		Contributions	Contributions	Under
	Contributions	Corrected	Pending	VFCP*
	Not	Outside	Correction in	and PTE
Participant Contributions Transferred Late to Plan	Corrected	VFCP*	VFCP*	2002‑51
Check here if late participant loan repayments are included: ☒
2025	$—	$8,102	$—	$—
2024	—	2,372	—	—

* Voluntary Fiduciary Correction Program (DOL)